Share-based payments - New VSOP - Expense recognized in the statement of operations and other comprehensive income (loss) (Details) $ / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2024 EUR (€) Option	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) EUR (€) $ / shares	Dec. 31, 2021 USD ($)
Share-based payments
Number of options exercised		0	0	6,303
New VSOP
Share-based payments
Number of awards exercisable	0	0	0		59,942
Number of options exercised			69,246	147,620
Average share price | $ / shares					$ 16.81
Employer taxes payable | $					$ 45	$ 51
Research and development expenses			€ (31)	€ 69
Selling and distribution expenses				23
General and administrative expenses			12	3
Total			(19)	€ 95
LTIP Stock Options
Share-based payments
General and administrative expenses		€ 286	€ 2,944
LTIP Stock Options | Former Frame employees
Share-based payments
Number of options exercised | Option	0